DEFERRED GOVERNMENT GRANT (Tables)	12 Months Ended
Dec. 31, 2014
DEFERRED GOVERNMENT GRANT
Schedule of deferred government grant

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Beginning	3,360	24,360	3,926
Received	21,000	13,000	2,095
Recognized as income during the year	—	—	—

Ending	24,360	37,360	6,021

Recognize in one year	24,360	37,360	6,021